Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Activities Undertaken, Related Risks Associated with Such Activities and Types of Derivatives Used in Managing Such Risks

The following table summarises the activities undertaken, the related risks associated with such activities and the types of derivatives used in managing such risks. These risks may also be managed using on-balance sheet instruments as part of an integrated approach to risk management.

Activity	Risk	Type of derivative
Management of the return on variable rate assets financed by shareholders’ funds and net non-interest-bearing liabilities.	Reduced profitability due to falls in interest rates.	Receive fixed interest rate swaps.
Management of the basis between administered rate assets and liabilities and wholesale market rates.	Reduced profitability due to adverse changes in the basis spread.	Basis swaps.
Management of repricing profile of wholesale funding.	Reduced profitability due to adverse movement in wholesale interest rates when large volumes of wholesale funding are repriced.	Forward rate agreements.
Fixed rate lending and investments.	Sensitivity to increases in interest rates.	Pay fixed interest rate swaps.
Fixed rate retail and wholesale funding.	Sensitivity to falls in interest rates.	Receive fixed interest rate swaps.
Equity-linked retail funding.	Sensitivity to increases in equity market indices.	Receive equity swaps.
Management of other net interest income on retail activities.	Sensitivity of income to changes in interest rates.	Interest rate swaps.
Issuance of products with embedded equity options.	Sensitivity to changes in underlying index and index volatility causing option exercise.	Interest rate swaps combined with equity options.
Lending and investments.	Sensitivity to weakening credit quality.	Purchase credit default swaps and total return swaps.
Borrowing funds in foreign currencies.	Sensitivity to changes in foreign exchange rates.	Cross currency swaps.
Lending and issuance of products with embedded interest rate options.	Sensitivity to changes in underlying rate and rate volatility causing option exercise.	Interest rate swaps plus caps/floors.
Investment in, and issuance of, bonds with put/call features.	Sensitivity to changes in rates causing option exercise.	Interest rate swaps combined with swaptions(1) and other matched options.
Management of the cost of offering sharesave schemes to employees.	Reduced profitability due to increases in the Banco Santander SA share price.	Equity options and equity forwards.

(1)	A swaption is an option on a swap that gives the holder the right but not the obligation to buy or sell a swap.

Notional Amounts and Fair Values of Derivative Financial Instruments

The contract/notional amounts of derivatives in the tables below indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	Group
	2017			2016
		Fair value			Fair value
	Notional amount £m	Assets £m	Liabilities £m	Notional amount £m	Assets £m	Liabilities £m
Derivatives held for trading:
Exchange rate contracts	144,160	2,559	4,130	165,521	3,664	6,022
Interest rate contracts	863,151	11,612	11,140	942,798	14,117	14,341
Equity and credit contracts	19,814	888	693	15,325	1,321	860
Total derivatives held for trading	1,027,125	15,059	15,963	1,123,644	19,102	21,223

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	2,641	312	6	3,819	751	–
Interest rate contracts	59,610	1,272	1,470	70,849	1,578	1,790
Equity derivative contracts	16	–	4	74	4	–
	62,267	1,584	1,480	74,742	2,333	1,790
Designated as cash flow hedges:
Exchange rate contracts	23,117	3,206	55	23,786	3,907	8
Interest rate contracts	12,884	84	115	12,683	120	82
Equity derivative contracts	26	9	–	24	9	–
	36,027	3,299	170	36,493	4,036	90
Total derivatives held for hedging	98,294	4,883	1,650	111,235	6,369	1,880
Total derivative financial instruments	1,125,419	19,942	17,613	1,234,879	25,471	23,103

Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method

The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
2017	Traded on recognised exchanges £m	Settled by central counterparties £m	Not settled by central counterparties £m	Total £m	Traded on recognised exchanges £m	Traded over the counter £m	Traded on recognised exchanges £m	Traded over the counter £m
Exchange rate contracts	–	–	169,918	169,918	–	6,077	–	4,191
Interest rate contracts	71,618	626,600	237,427	935,645	–	12,968	–	12,725
Equity and credit contracts	30	–	19,826	19,856	–	897	1	696
	71,648	626,600	427,171	1,125,419	–	19,942	1	17,612

2016
Exchange rate contracts	–	–	193,126	193,126	–	8,322	–	6,030
Interest rate contracts	69,501	725,626	231,203	1,026,330	1	15,814	–	16,213
Equity and credit contracts	34	–	15,389	15,423	–	1,334	1	859
	69,535	725,626	439,718	1,234,879	1	25,470	1	23,102

Summary of Analysis of Derivatives Designated as Hedges

Net gains or losses arising from fair value and cash flow hedges included in net trading and other income

	Group
	2017 £m	2016 £m	2015 £m
Fair value hedging:
Gains/(losses) on hedging instruments	56	(274)	(26)
(Losses)/gains on hedged items attributable to hedged risks	(2)	335	87
Fair value hedging ineffectiveness	54	61	61
Cash flow hedging ineffectiveness	(49)	(33)	(81)
	5	28	(20)

Summary of When Hedged Cash Flows are Expected to Affect the Income Statement

The following table shows when the hedged cash flows are expected to affect the income statement for designated cash flow hedges.

	Group
2017	Up to 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
Forecast receivable cash flows	275	280	262	197	160	668	1,842
Forecast payable cash flows	(3,486)	(5,288)	(3,912)	(3,572)	(2,224)	(7,364)	(25,846)

2016
Forecast receivable cash flows	240	220	217	202	146	668	1,693
Forecast payable cash flows	(4,059)	(3,392)	(3,681)	(2,998)	(2,274)	(5,611)	(22,015)